Segment, Product and Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Segment revenues	$ 1,547,097	$ 887,282	$ 671,835
Segment operating income (loss)	545,021	57,926	(18,307)
Non operating income (loss), net	(429)	(1,054)	2,539
Consolidated profits before income taxes	544,592	56,872	(15,768)
Significant noncash items:
Share-based compensation	700	763	457
Depreciation and amortization	21,342	23,596	24,399
Driver IC [Member]
Disclosure of operating segments [line items]
Segment revenues	1,361,442	756,522	544,727
Segment operating income (loss)	551,943	98,687	29,070
Significant noncash items:
Share-based compensation	424	481	221
Depreciation and amortization	5,598	5,959	5,511
Non-driver products [Member]
Disclosure of operating segments [line items]
Segment revenues	185,655	130,760	127,108
Segment operating income (loss)	(6,922)	(40,761)	(47,377)
Significant noncash items:
Share-based compensation	276	282	236
Depreciation and amortization	$ 15,744	$ 17,637	$ 18,888